Assets Retirement Obligations and Accrued Environmental Costs Asset Retirement Obligations and Accrued Environmental Costs (Schedule of Change in Asset Retirement Obligation) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012 Predecessor [Member]
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1			$ 2.6	[1]
Accretion of discount		[1]	0.1	[1]
Changes in estimates of existing obligations	0.4	[1]	(0.7)	[1]
Balance at December 31	$ 2.4	[1]	$ 2.0	[1]

[1]	Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.